Income taxes (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Operating loss carryforwards	$ 5,915,633	$ 4,962,192	$ 4,099,392
Capital loss carryforwards	242,555	230,443	230,443
Share issue costs	0	1,722	1,722
Research and development costs	4,670,407	4,139,600	3,867,819
Property and equipment, accounting basis less than tax basis	5,836,513	5,482,340	5,434,926
Deferred Tax Assets, Gross	16,665,108	14,816,297	13,634,302
Valuation allowance	(16,665,108)	(14,816,297)	(13,634,302)
Net deferred tax assets	$ 0	$ 0	$ 0